UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08603

Name of Fund: BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Debt Strategies Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28

Date of reporting period: 07/01/2013 – 06/30/2014

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08603
Reporting Period: 07/01/2013 - 06/30/2014
BlackRock Debt Strategies Fund, Inc.

===================== BlackRock Debt Strategies Fund, Inc. =====================

AINSWORTH LUMBER CO. LTD.

Ticker:       ANS            Security ID:  009037201
Meeting Date: OCT 29, 2013   Meeting Type: Special
Record Date:  SEP 24, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Acquisition by                  For       For          Management
      Louisiana-Pacific Corporation

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GEO SPECIALTY CHEMICALS INC.

Ticker:                      Security ID:  37246R205
Meeting Date: NOV 12, 2013   Meeting Type: Annual
Record Date:  SEP 23, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Duncan H. Cocroft        For       For          Management
2     Elect Director David L. Eaton           For       For          Management
3     Elect Director Kenneth A. Ghazey        For       For          Management
4     Elect Director Philip J. Gund           For       For          Management
5     Elect Director Linda Koffenberger       For       For          Management
6     Elect Director Charles Macaluso         For       For          Management

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SUNPOWER CORPORATION

Ticker:       SPWR           Security ID:  867652406
Meeting Date: JUL 24, 2013   Meeting Type: Annual
Record Date:  MAY 28, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Bernard Clement          For       For          Management
1.2   Elect Director Denis Giorno             For       For          Management
1.3   Elect Director Catherine Lesjak         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of BlackRock Debt Strategies Fund, Inc.

Date: August 27, 2014